Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Communication Services Portfolio

May 31, 2019

BAM-QTLY-0719
1.802182.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Diversified Telecommunication Services - 9.0%
Alternative Carriers - 3.5%
CenturyLink, Inc.	170,300	$1,779,635
Cogent Communications Group, Inc.	60,300	3,527,550
Iliad SA	19,700	2,276,713
Iridium Communications, Inc. (a)	277,400	5,944,682
ORBCOMM, Inc. (a)	191,200	1,277,216
Vonage Holdings Corp. (a)	291,000	3,445,440
Zayo Group Holdings, Inc. (a)	89,800	2,936,460
		21,187,696
Integrated Telecommunication Services - 5.5%
AT&T, Inc.	398,900	12,198,362
Atn International, Inc.	22,900	1,339,650
Cincinnati Bell, Inc. (a)	146,300	936,320
Masmovil Ibercom SA (a)	239,100	5,320,842
Verizon Communications, Inc.	257,100	13,973,385
		33,768,559

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		54,956,255

Entertainment - 21.6%
Interactive Home Entertainment - 10.0%
Activision Blizzard, Inc.	585,300	25,384,461
Electronic Arts, Inc. (a)	212,700	19,798,116
Take-Two Interactive Software, Inc. (a)	118,700	12,837,405
Zynga, Inc. (a)	427,200	2,687,088
		60,707,070
Movies & Entertainment - 11.6%
Lions Gate Entertainment Corp. Class B	130,834	1,800,276
Live Nation Entertainment, Inc. (a)	26,700	1,623,894
Netflix, Inc. (a)	45,300	15,550,584
The Walt Disney Co.	364,871	48,177,567
World Wrestling Entertainment, Inc. Class A	53,600	3,898,864
		71,051,185

TOTAL ENTERTAINMENT		131,758,255

Hotels, Restaurants & Leisure - 0.9%
Casinos & Gaming - 0.9%
The Stars Group, Inc. (a)(b)	338,200	5,600,592
Interactive Media & Services - 44.3%
Interactive Media & Services - 44.3%
Alphabet, Inc. Class A (a)	123,800	136,984,699
Facebook, Inc. Class A (a)	608,600	108,008,242
Match Group, Inc. (b)	42,000	2,883,300
Momo, Inc. ADR	267,800	7,383,246
TripAdvisor, Inc. (a)	46,900	1,982,463
Twitter, Inc. (a)	303,400	11,055,896
Zillow Group, Inc. Class A (a)	52,800	2,235,024
		270,532,870
Internet & Direct Marketing Retail - 3.6%
Internet & Direct Marketing Retail - 3.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	37,800	5,642,028
Meituan Dianping Class B	2,091,200	16,151,713
		21,793,741
Media - 16.4%
Broadcasting - 4.0%
Discovery Communications, Inc. Class C (non-vtg.) (a)	242,400	6,215,136
Fox Corp. Class B	68,966	2,393,810
Liberty Media Corp.:
Liberty Media Class A (a)	259,262	9,442,322
Liberty SiriusXM Series A (a)	57,700	2,078,354
Sinclair Broadcast Group, Inc. Class A	80,000	4,294,400
		24,424,022
Cable & Satellite - 11.8%
Charter Communications, Inc. Class A (a)	17,771	6,696,113
Comcast Corp. Class A	706,600	28,970,600
DISH Network Corp. Class A (a)	98,700	3,564,057
GCI Liberty, Inc. (a)	145,000	8,423,050
Liberty Broadband Corp. Class A (a)	131,323	12,806,619
Liberty Global PLC Class C (a)	374,900	9,087,576
Liberty Latin America Ltd. Class C (a)	132,400	2,275,956
Sirius XM Holdings, Inc. (b)	101,952	541,365
		72,365,336
Publishing - 0.6%
The New York Times Co. Class A	109,700	3,490,654

TOTAL MEDIA		100,280,012

Software - 0.4%
Application Software - 0.4%
Sciplay Corp. (A Shares) (b)	127,800	2,044,800
Wireless Telecommunication Services - 3.5%
Wireless Telecommunication Services - 3.5%
Boingo Wireless, Inc. (a)	107,500	2,031,750
T-Mobile U.S., Inc. (a)	262,300	19,263,312
		21,295,062
TOTAL COMMON STOCKS
(Cost $509,311,956)		608,261,587

Money Market Funds - 1.4%
Fidelity Cash Central Fund 2.41% (c)	445,760	445,849
Fidelity Securities Lending Cash Central Fund 2.42% (c)(d)	8,034,245	8,035,048
TOTAL MONEY MARKET FUNDS
(Cost $8,480,902)		8,480,897
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $517,792,858)		616,742,484
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(6,434,340)
NET ASSETS - 100%		$610,308,144

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66,030
Fidelity Securities Lending Cash Central Fund	9,871
Total	$75,901

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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